UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2008 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    November 04, 2008


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       21

Form 13F Information Table Value Total:   137980


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Anadarko Petroleum Corp        Common Stock    032511107      4,851    100,000                 Sole     None     Sole
Arena Resources Inc            Common Stock    040049108      8,179    210,534                 Sole     None     Sole
Bill Barrett Corp              Common Stock    06846N104      4,211    131,140                 Sole     None     Sole
Comstock Resources Inc         Common Stock    205768203      4,318     86,282                 Sole     None     Sole
Devon Energy Corp              Common Stock    25179M103     10,032    110,000                 Sole     None     Sole
Gastar Exploration, Ltd.       Common Stock    367299104        932    717,075                 Sole     None     Sole
Gulfport Energy Corp.          Common Stock    402635304      1,416    140,940                 Sole     None     Sole
Hess Corp                      Common Stock    42809H107      3,694     45,000                 Sole     None     Sole
Nexen Energy, Inc              Common Stock    65334H102      4,456    191,800                 Sole     None     Sole
Noble Energy Inc               Common Stock    655044105     12,349    222,139                 Sole     None     Sole
Parallel Petroleum Corp        Common Stock    699157103      1,885    200,118                 Sole     None     Sole
Petroleo Brasileiro, S.A.-ADR  Common Stock    71654V408     13,537    308,000                 Sole     None     Sole
Petroleum Development Corp     Common Stock    716578109     10,717    241,534                 Sole     None     Sole
Pioneer Natural Resources      Common Stock    723787107      5,498    105,168                 Sole     None     Sole
Quicksilver Resources          Common Stock    74837R104      3,828    195,000                 SOle     None     Sole
Range Resources                Common Stock    75281A109      5,522    128,800                 Sole     None     Sole
Rosetta Resources Inc          Common Stock    777779307      2,063    112,341                 Sole     None     Sole
Sandridge Energy, Inc.         Common Stock    80007P307      6,566    335,000                 Sole     None     Sole
Suncor Energy, Inc.            Common Stock    867229106     10,053    238,572                 Sole     None     Sole
Ultra Petroleum Corp           Common Stock    903914109      9,534    172,274                 Sole     None     Sole
Petrobank Energy & Resources   Common Stock    71645P106     14,339    378,635                 Sole     None     Sole